Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
KEPCO Engineering & Construction Company, Inc.
Disclosure of subsidiaries [line items]
Sale of shares held percentage		14.77%
Percentage of Effective Percentage Ownership Holding In Subsidiary		51.24%
PT. Cirebon Power Service
Disclosure of subsidiaries [line items]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.
Elara Investment Holdings, LLC
Disclosure of subsidiaries [line items]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.